SHARE-BASED PAYMENTS, Recognised Share-based Payment Expense (Details) - USD ($)	12 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2016
SHARE-BASED PAYMENTS [Abstract]
Expense arising from equity-settled share-based payment transactions	$ 2,298,000	$ 674,000	$ 507,000
Share-based payments recognised as an expense through profit or loss [Abstract]
Share-based payments deduction from share capital	$ 2,298,000	$ 674,000	$ 507,000
Number of options issued (in shares)	454,386,181	316,425,699
Underwriter Options [Member]
Share-based payments recognised as an expense through profit or loss [Abstract]
Share-based payments deduction from share capital	$ 248,338
Number of options issued (in shares)	6,000,000
Macquarie Bank Limited [Member] | Project Loan Facility [Member]
Share-based payments recognised as an expense through profit or loss [Abstract]
Share-based payments recognized as an asset		$ 1,254,000
Number of options issued (in shares)		4,444,444
Borrowing capacity	$ 21,700,000	$ 21,700,000
Macquarie Bank Limited [Member] | Project Loan Facility [Member] | Lender options [Member]
Share-based payments recognised as an expense through profit or loss [Abstract]
Number of options issued (in shares)		4,444,444